Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

BMW Financial Services NA, LLC (the “Company”)
RBC Capital Markets, LLC
(together, the “Specified Parties”)

Re:       BMW Vehicle Lease Trust 2017-2, Asset-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in the Data File (defined below) and XML Data File (defined below) pertaining to the portfolio of automobile retail leases which we were informed are intended to be included as collateral in the offering of BMW Vehicle Lease Trust 2017-2, Asset-Backed Notes. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the Source Documents indicated in the procedure and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated.  Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “Lease Procedures Cutoff Date” means July 31, 2017.

•	The term “Data File” means the electronic data file containing information related to 42,854 automobile retail leases as of the Lease Procedures Cutoff Date provided by the Company on August 15, 2017.

•
The term “XML Data File” means the electronic data file containing information related to the Selected Leases (defined below) as of the Lease Procedures Cutoff Date provided by the Company on August 25, 2017.

•	The term “Title Documents” means the Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, or Title Request Form.

•	The term “The term “ALG Files” means the electronic data files containing information from the Automotive Lease Guide (“ALG”) Website provided by the Company as of the Lease Procedures Cutoff Date.

•	The term “ALG Residual File” means the electronic data file containing the ALG residual amounts (“ALG Residual Value”) provided by the Company as of the Lease Procedures Cutoff Date.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

•
The term “Source Documents” means the Motor Vehicle Lease Agreement; Modification Letter; Customer’s Billing Statement; Title Documents; Credit Application; information obtained from the Company’s Customer Express System, Company’s Funding System, and Loan Center System; ALG Files; and, ALG Residual File provided by the Company.

The Company is responsible for the specified attributes identified by the Company in the Data File and XML Data File.

I.	The Selected Leases

We randomly selected 100 automobile retail leases from the Data File as instructed by the Company and listed in Exhibit A, attached hereto (the “Selected Leases”).  For the purpose of this procedure, the Company did not inform us as to the basis for how they selected the number of automobile retail leases that we were instructed to randomly select from the Data File.

II.	Data File

For each Selected Lease, we compared or recomputed the attributes listed below to the corresponding information appearing on or derived from a copy of the Source Documents, utilizing instructions provided by the Company (as applicable). Where more than one Source Document is listed, we compared the Source Documents in the order listed below until such attribute was agreed.

Attribute	Source Document(s)/Instruction

First Payment Date	Motor Vehicle Lease Agreement

Monthly Base Payment Amount	Motor Vehicle Lease Agreement, Company’s Customer Express System, or Modification Letter

Original Term to Maturity	Motor Vehicle Lease Agreement

Maturity Date
Motor Vehicle Lease Agreement or Customer’s Billing Statement

For purposes of comparing the Maturity Date, we were instructed by the Company to deem the Maturity Date to be in agreement if the difference was not greater than 1 day.

State of Registration
Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, or Title Request Form.

As instructed by the Company, if the lessee moved to a different state, then the Company’s Customer Express System.

Vehicle Identification Number	Motor Vehicle Lease Agreement

Vehicle Model Year	Motor Vehicle Lease Agreement

Adjusted Manufacturer’s Suggested Retail Price	Company’s Funding System, Credit Application, or Motor Vehicle Lease Agreement

FICO Credit Score	Company’s Funding System or Loan Center System

Attribute	Source Document(s)/Instruction

Remaining Term to Maturity	We recomputed the Remaining Term to Maturity using the First Payment Date and the Original Term to Maturity contained in the Motor Vehicle Lease Agreement and the Lease Procedures Cutoff Date.

Days Past Due
We recomputed the Days Past Due as follows:

(i)             if the paid through date set forth in the Company’s Customer Express System was prior to the Lease Procedures Cutoff Date, we recomputed the number of days past due as the number of days between the Lease Procedures Cutoff Date and the due date set forth in the Company’s Customer Express System and

(ii)           if the paid through date set forth in the Company’s Customer Express System was on or after the Lease Procedures Cutoff Date, we were instructed by the Company to assume the number of days past due was zero.

ALG Residual Amount
We recomputed the ALG Residual Amount as the lesser of:

(i)             the ALG Residual Amount at Inception (defined below) and

(ii)            the ALG Residual Value.

The “ALG Residual Amount at Inception” is equal to the product of:

(i)             the Adjusted Manufacturer’s Suggested Retail Price, and

(ii)            the sum of:

(a)   the ALG percentage and

(b)   the mileage adjustment percentage (using the amounts from the ALG Files for items (ii)(a) and (ii)(b)).

As instructed by the Company, the mileage adjustment percentage was the mileage at inception adjustment percentage (the “Inception Adjustment Percentage”) or the mileage allowance adjustment percentage (the “Mileage Allowance Adjustment Percentage”).

The mileage adjustment percentage was equal to the following:

(i)             if the mileage found in the Motor Vehicle Lease Agreement was greater than or equal to 500 miles, then the Inception Adjustment Percentage and

Attribute	Source Document(s)/Instruction

(ii)            if the mileage found in the Motor Vehicle Lease Agreement was greater than or equal to 500 miles, then the Mileage Allowance Adjustment Percentage.

For purposes of this procedure, the Company instructed us to deem the ALG Residual Amount to be in agreement if the difference was not greater than $0.01.

We found the information listed above regarding the Selected Leases to be in agreement with the corresponding information in the respective Source Documents noted above, except as noted in Exhibit B attached hereto.

A.
We observed the Title Documents in each of the customer files noting the Company’s security interest (lien) in the motor vehicle was Financial Services Vehicle Trust and named as the owner of the vehicle on any of the observed Title Documents.  If the Title Documents did not contain the information regarding the Company’s security interest (lien) in the motor vehicle, the Company instructed us to perform this procedure using the Motor Vehicle Lease Agreement.  We did not perform any procedures to determine if the Title Documents or the Motor Vehicle Lease Agreement complied with the Company’s guidelines for preparation and we make no representation regarding the validity or enforceability of the security interest.

B.	We observed the original Motor Vehicle Lease Agreement and observed that each agreement was signed. We make no representation regarding the authenticity of the signatures.

III.	XML Data File

At the request of the Specified Parties, for each Selected Lease, we compared the attributes listed below to the corresponding information appearing on or derived from a copy of the Source Documents, utilizing instructions provided by the Company (as applicable). Where more than one Source Document is listed, we compared the Source Documents in the order listed below until such attribute was agreed.

Attribute	Source Document(s)/Instruction

Lease Number	Company’s Customer Express System

Origination Date	Motor Vehicle Lease Agreement

Acquisition Cost	Motor Vehicle Lease Agreement

Original Term to Maturity	Motor Vehicle Lease Agreement

Maturity Date	Motor Vehicle Lease Agreement or Customer’s Billing Statement For purposes of comparing the Maturity Date, we were instructed by the Company to compare the month and year of the Maturity Date.

First Payment Date	Motor Vehicle Lease Agreement For purposes of comparing the First Payment Date, we were instructed by the Company to compare the month and year of the First Payment Date.
Subvented (Yes/No)	Company’s Funding System or Loan Center System

Attribute	Source Document(s)/Instruction

For the purposes of identifying if a lease was not subvented, we were instructed by the Company to perform the following procedure:

(i)             Using the Company’s Funding System, if the rate type was either “New Standard” or “Used Standard,” the lease was not considered subvented.

For purposes of identifying if a lease was subvented, we were instructed by the Company to perform the following procedures:

(i)             Using the Company’s Funding System, if the rate type was “Sales Support,” the lease was considered subvented.

(ii)            Using the Company’s Funding System, if the rate type was not “Sales Support,” we noted if there was an account rate adjustment.  If there was an account rate adjustment, the lease was considered subvented.

Vehicle Model	Motor Vehicle Lease Agreement

Vehicle Model Year	Motor Vehicle Lease Agreement

Vehicle Type	Motor Vehicle Lease Agreement or Credit Application

Original Vehicle Value	Company’s Funding System, Credit Application, or Motor Vehicle Lease Agreement

ALG Residual Amount
We recomputed the ALG Residual Amount as the lesser of:

(i)             the ALG Residual Amount at Inception and

(ii)            the ALG Residual Value.

For purposes of this procedure, the Company instructed us to deem the ALG Residual Amount to be in agreement if the difference was not greater than $0.01.

Contractual Residual Value	Motor Vehicle Lease Agreement

FICO Credit Score	Company’s Funding System or Loan Center System

Co-lessee (Yes/No)	Credit Application or Loan Center System

State of Registration
Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, or Title Request Form.

As instructed by the Company, if the lessee moved to a different state, then the Company’s Customer Express System.

Remaining Term to Maturity	We recomputed the Remaining Term to Maturity using the

Attribute	Source Document(s)/Instruction

First Payment Date and the Original Term to Maturity contained in the Motor Vehicle Lease Agreement and the Lease Procedures Cutoff Date.

Monthly Base Payment Amount	Motor Vehicle Lease Agreement, Company’s Customer Express System, or Modification Letter

Days Past Due
We recomputed the Days Past Due as follows:

(i)             if the paid through date set forth in the Company’s Customer Express System was prior to the Lease Procedures Cutoff Date, we recomputed the number of days past due as the number of days between the Lease Procedures Cutoff Date and the due date set forth in the Company’s Customer Express System and

(ii)            if the paid through date set forth in the Company’s Customer Express System was on or after the Lease Procedures Cutoff Date, we were instructed by the Company to assume the number of days past due was zero.

We found the information listed above regarding the Selected Leases to be in agreement with the corresponding information in the respective Source Documents noted above, except as noted in Exhibit B attached hereto.

IV.	Other Matters

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File and XML Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions, instructions, and information indicated in the Data File, XML Data File, Source Documents and provided by the Company without verification or evaluation of such methodologies, assumptions, or information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, or information provided to us by the Company, (ii) the physical existence of the automobile retail leases, (iii) the reliability or accuracy of the Source Documents which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the automobile retail leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such automobile retail leases being securitized, (iii) the compliance of the originator of the automobile retail leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the automobile retail leases that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA
October 2, 2017

Exhibit A – The Selected Leases

Selected Lease Number	Lease Number	Selected Lease Number	Lease Number	Selected Lease Number	Lease Number
1	****463854	34	****554176	67	****105472
2	****649324	35	****537648	68	****615151
3	****584941	36	****641220	69	****203785
4	****503926	37	****525057	70	****695666
5	****531369	38	****285192	71	****331797
6	****699569	39	****457744	72	****305147
7	****630617	40	****588248	73	****328939
8	****650468	41	****582642	74	****456870
9	****562854	42	****356724	75	****466897
10	****563078	43	****661467	76	****457117
11	****508282	44	****621554	77	****276446
12	****659866	45	****365264	78	****608563
13	****619837	46	****481783	79	****146336
14	****287333	47	****613704	80	****652454
15	****528148	48	****555859	81	****595274
16	****696355	49	****591927	82	****459581
17	****181652	50	****583493	83	****680526
18	****248458	51	****204019	84	****682848
19	****259848	52	****213779	85	****687873
20	****521483	53	****697570	86	****461489
21	****540613	54	****466937	87	****655974
22	****317623	55	****296391	88	****656588
23	****712880	56	****695714	89	****189215
24	****235273	57	****531717	90	****113775
25	****598304	58	****696238	91	****383873
26	****381196	59	****705079	92	****621737
27	****304721	60	****405590	93	****318186
28	****054994	61	****626388	94	****666278
29	****404838	62	****167674	95	****680701
30	****713519	63	****687030	96	****540367
31	****640804	64	****209187	97	****514119
32	****593656	65	****103690	98	****536955
33	****085290	66	****454762	99	****562194
				100	****697584

Exhibit B - Exceptions

Selected Lease Number	Lease Number	Attribute	Per Data File	Per KPMG Recomputation
62	****167674	Days Past Due	0	3
89	****189215	Days Past Due	1	0

Selected Lease Number	Lease Number	Attribute	Per XML Data File	Per KPMG Recomputation
62	****167674	Days Past Due	0	3
89	****189215	Days Past Due	1	0